FINANCIAL STATEMENTS SCHEDULE I - CONSOLIDATED STATEMENTS OF COMPANY CASH FLOW STATEMENTS (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Cash flows from operating activities
Net income	¥ 527,747	$ 75,805	¥ 611,758	¥ 539,545
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	17,710	2,544	11,300	4,098
Changes in operating assets and liabilities:
Amount due from/to related parties	10,100	1,451	500,845	68,564
Prepaid expenses and other current assets	(35,186)	(5,054)	31,242	(2,840)
Accrued expenses and other current liabilities	158,705		201,007		$ 22,800
Net cash used in operating activities	26,291	3,777	(228,368)	104,752
Cash flows from investing activities
Loans to a related party	123,947	17,804	11,550
Purchase of short-term investment	(71,477)	(10,267)
Net cash used in investing activities	(234,178)	(33,638)	(16,423)	61,215
Cash flows from financing activities
Net proceeds from issuance of ordinary shares	243,629	34,995
Net cash provided by financing activities	244,674	35,145	(433,600)	13,876
Net decrease in cash and cash equivalents	39,208	5,632	(678,391)	179,843
Cash, cash equivalents and restricted cash at beginning of the year	82,941	11,914	761,332	581,489
Cash, cash equivalents and restricted cash at end of the year	122,149	17,546	82,941	761,332
Parent Company
Cash flows from operating activities
Net income	527,747	75,805	611,758	539,545
Adjustments to reconcile net income to net cash flows from operating activities:
Share of results of subsidiaries and VIEs	(525,722)	(75,515)	(611,758)	¥ (539,545)
Depreciation and amortization	2,020	290
Changes in operating assets and liabilities:
Amount due from/to related parties	(4,938)	(709)
Amounts due from subsidiaries and VIEs	(44,695)	(6,420)
Prepaid expenses and other current assets	(3,137)	(451)
Accrued expenses and other current liabilities	5,933				$ 851
Net cash used in operating activities	(42,792)	(6,149)
Cash flows from investing activities
Loans to a related party	(119,924)	(17,225)
Purchase of short-term investment	(71,477)	(10,267)
Net cash used in investing activities	(191,401)	(27,492)
Cash flows from financing activities
Net proceeds from issuance of ordinary shares	255,928	36,762
Net cash provided by financing activities	255,928	36,762
Effect of foreign exchange rate changes on cash and cash equivalents	5,488	789
Net decrease in cash and cash equivalents	27,223	3,910
Cash, cash equivalents and restricted cash at beginning of the year	0	0
Cash, cash equivalents and restricted cash at end of the year	¥ 27,223	$ 3,910	0
Supplemental disclosure of significant non-cash investing and financing activities:
Decease in investment in subsidiaries and VIEs for cash dividend paid by a subsidiary on behalf of the parent to the Company's shareholders			¥ (400,000)